11 Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of market rental rates
Right of Use Asset	2020 £’000	2019 £’000
At 1 January	828	395
Additions	–	822
Effect of modification to lease terms	(678)	(82)
Depreciation	(118)	(303)
Exchange differences	44	(4)
At 31 December	76	828

Lease Liabilities	2020 £’000	2019 £’000
At 1 January	907	546
Additions	–	822
Effect of modification to lease terms	(788)	(82)
Interest expenses	15	24
Lease payments	(105)	(391)
Exchange differences	47	(12)
At 31 December	76	907

Schedule of leases

The group had commitments under non-cancellable operating leases as set out below, from 1 January 2019, the group has recognised right-of-use assets for these leases, exception for low value leases.

	Land and Buildings £’000	Other £’000
2020
Expiring In one year or less	-	-
Expiring over one year	-	-
	-	-
2019
Expiring In one year or less	-	-
Expiring over one year	-	-
	-	-
2018
Expiring In one year or less	383	1
Expiring over one year	189	4
	572	5

Schedule of low value leases expense	Low value leases expensed in year:
	2020 £’000	2019 £’000
Low value leases expensed	10	29
	10	29